UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7739

Harding, Loevner Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

50 Division Street, Somerville, NJ	08876
(Address of Principal Executive Offices)	(Zip code)

David R. Loevner, President 50 Division Street, Somerville, NJ 08876
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(877) 435-8105

Date of Fiscal Year End:	10/31/2009

Date of Reporting Period:	01/31/2009

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.8%
Automotive	1.1
Banks	15.9
Beverages, Food & Tobacco	3.5
Building Materials	2.1
Chemicals	3.6
Coal	0.1
Commercial Services & Supplies	3.5
Communications	13.2
Electric Utilities	3.3
Electrical Equipment	3.4
Electronics	1.5
Engineering & Construction	1.5
Financial Services	3.3
Food	0.8
Food Retailers	0.3
Health Care Providers & Services	2.4
Home Construction, Furnishings & Appliances	0.7
Household Products	1.5
Insurance	3.0
Media	0.7
Medical Supplies	0.2
Metals & Mining	5.8
Oil & Gas	10.5
Pharmaceuticals	3.7
Real Estate	1.1
Retailers	2.6
Semiconductors	4.9
Transportation	0.6
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 95.1%
Brazil — 13.6%
All America Latina Logistica SA (Transportation)	211,000	$800,345
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	160,856	845,881
Banco Bradesco SA - Sponsored ADR (Banks)	124,900	1,117,855
Banco Itau Holding Financeira SA - ADR (Banks)	186,360	1,871,054
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	42,000	1,077,300
Companhia Vale do Rio Doce - ADR (Metals & Mining)	255,240	3,601,436
Cyrela Brazil Realty SA (Real Estate)	337,698	1,353,703
JBS SA (Beverages, Food & Tobacco)	624,900	1,292,897
Petroleo Brasileiro SA - ADR (Oil & Gas)	185,646	4,863,925
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	106,648	547,031
		17,371,427

Chile — 4.5%
Banco Santander - ADR (Banks)	44,836	1,586,298
Lan Airlines SA - Sponsored ADR (Airlines)	125,800	1,045,398
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	113,500	3,075,850
		5,707,546

China — 12.3%
Anhui Conch Cement Co., Ltd. (Building Materials)*	348,000	1,674,577
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	2,024,000	1,971,434
China Insurance International Holdings Co., Ltd. (Insurance)	552,000	702,690
China Mobile Ltd. - Sponsored ADR (Communications)	89,889	4,042,308
China Resources Enterprise (Financial Services)	1,232,000	1,774,270
Hengan International Group Co., Ltd. (Health Care Providers & Services)	927,000	3,084,183
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	3,181,000	2,247,338
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	123,400	209,934
		15,706,734

Colombia — 1.0%
BanColombia SA - Sponsored ADR (Banks)	60,670	1,269,823

Czech Republic — 1.6%
CEZ (Electric Utilities)	60,750	2,104,961

Egypt — 0.7%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	22,349	910,239

Greece — 0.7%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	67,330	919,349

Hungary — 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	5,450	622,133

See Notes to Financial Statements

	Shares	Value (1)
India — 8.9%
Axis Bank Ltd. (Banks)	137,900	$1,205,609
Bharti Airtel-Ventures Ltd. (Communications)*	287,350	3,685,624
HDFC Bank Ltd. - ADR (Banks)	41,803	2,410,361
Hindustan Unilever Ltd. (Household Products)	358,700	1,911,896
NTPC Ltd. (Electric Utilities)	562,900	2,166,848
		11,380,338

Indonesia — 2.4%
PT Bank Rakyat Indonesia (Banks)	3,381,000	1,319,296
PT Bumi Resources Tbk (Coal)	1,600,000	69,160
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	79,230	1,735,930
		3,124,386

Israel — 3.4%
Israel Chemicals Ltd. (Chemicals)	231,130	1,574,666
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	66,900	2,773,005
		4,347,671

Luxembourg — 1.2%
Millicom International Cellular SA (Communications)	37,700	1,476,332

Malaysia — 1.5%
Public Bank berhad (Banks)	83,700	203,150
Public Bank berhad (Banks)	711,700	1,697,382
		1,900,532

Mexico — 5.8%
America Movil SA de CV, Series L - ADR (Communications)	90,950	2,592,984
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	852,180	1,122,811
Grupo Televisa SA - Sponsored ADR (Media)	63,000	881,370
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	856,100	878,904
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	94,615	1,958,531
		7,434,600

Peru — 1.1%
Credicorp Ltd. (Banks)	33,800	1,395,940

Philippines — 0.5%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	15,955	706,009

Poland — 1.1%
Bank Pekao SA (Banks)#	26,010	807,515
Central European Distribution Corp. (Beverages, Food & Tobacco)*	53,250	644,325
		1,451,840

See Notes to Financial Statements

	Shares	Value (1)
Russia — 3.8%
Lukoil - Sponsored ADR (Oil & Gas)	34,678	$1,136,398
OAO Gazprom - Sponsored ADR (Oil & Gas)	219,300	2,846,827
Sberbank of Russia (Banks)	1,189,500	551,519
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	50,256	340,100
		4,874,844

South Africa — 8.5%
Impala Platinum Holdings Ltd. (Metals & Mining)	185,324	2,128,714
MTN Group Ltd. (Communications)	276,050	2,622,468
Murray & Roberts Holdings Ltd. (Building Materials)	127,600	534,120
Pretoria Portland Cement Co., Ltd. (Building Materials)	173,350	498,686
SABMiller plc (Beverages, Food & Tobacco)	99,000	1,586,470
Sasol Ltd. (Oil & Gas)	98,237	2,625,407
Standard Bank Group Ltd. (Banks)	136,500	942,919
		10,938,784

South Korea — 10.0%
Hankook Tire Co., Ltd. (Automotive)	153,900	1,456,248
KB Financial Group Inc. - ADR (Banks)*	35,323	913,453
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	6,691	726,078
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	20,240	3,537,940
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	26,260	3,107,320
Shinsegae Co., Ltd. (Retailers)	4,380	1,393,929
Taewoong Co., Ltd. (Metals & Mining)	25,800	1,671,507
		12,806,475

Taiwan — 6.5%
Delta Electronics (Electrical Equipment)	1,421,205	2,246,566
MediaTek Inc. (Semiconductors)	273,270	1,973,021
Synnex Technology International Corp. (Electronics)	1,702,300	1,916,619
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	1,792,854	2,166,673
		8,302,879
Thailand — 2.5%
PTT Exploration & Production plc (Oil & Gas)	457,000	1,255,719
Siam Commercial Bank-Alien (Banks)	1,329,970	1,977,933
		3,233,652

Turkey — 1.9%
Haci Omer Sabanci Holding AS (Financial Services)	683,400	1,297,333
Turkiye Is Bankasi (Banks)	501,971	1,108,395
		2,405,728

See Notes to Financial Statements

	Shares	Value (1)
United Kingdom — 1.1%
Hikma Pharmaceuticals plc (Pharmaceuticals)	260,920	$1,350,727

Total Common Stocks (Cost $176,322,817)		121,742,949

Preferred Stocks — 0.5%

Russia — 0.5%
Transneft (Oil & Gas)	3,879	675,682

Total Preferred Stocks (Cost $2,510,018)		675,682

Total Investments — 95.6% (Cost $178,832,835)		$122,418,631
Other Assets Less Liabilities — 4.4%		5,609,560

Net Assets — 100.00%		$128,028,191

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Airlines	0.8%
Automotive	1.1
Banks	15.9
Beverages, Food & Tobacco	3.5
Building Materials	2.1
Chemicals	3.7
Coal	0.1
Commercial Services & Supplies	3.5
Communications	13.2
Electric Utilities	3.3
Electrical Equipment	3.4
Electronics	1.5
Engineering & Construction	1.5
Financial Services	3.2
Food	0.8
Food Retailers	0.3
Health Care Providers & Services	2.3
Home Construction, Furnishings & Appliances	0.7
Household Products	1.6
Insurance	3.0
Media	0.7
Medical Supplies	0.2
Metals & Mining	5.8
Oil & Gas	10.5
Pharmaceuticals	3.7
Real Estate	1.0
Retailers	2.5
Semiconductors	5.0
Transportation	0.7
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 95.1%

Brazil — 13.8%
All America Latina Logistica SA (Transportation)	1,578,300	$5,986,655
Anhanguera Educacional Participacoes SA (Commercial Services & Supplies)	1,119,582	5,887,457
Banco Bradesco SA - Sponsored ADR (Banks)	811,000	7,258,450
Banco Itau Holding Financeira SA - ADR (Banks)	1,332,871	13,382,025
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Sponsored ADR (Food)	286,000	7,335,900
Companhia Vale do Rio Doce - ADR (Metals & Mining)	1,776,500	25,066,415
Cyrela Brazil Realty SA (Real Estate)	2,287,092	9,168,084
JBS SA (Beverages, Food & Tobacco)	4,181,700	8,651,793
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,350,684	35,387,921
Wilson Sons Ltd. - ADR (Commercial Services & Supplies)	772,606	3,962,936
		122,087,636
Chile — 4.4%
Banco Santander - ADR (Banks)	310,744	10,994,123
Lan Airlines SA - Sponsored ADR (Airlines)	858,000	7,129,980
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	768,100	20,815,510
		38,939,613
China — 12.1%
Anhui Conch Cement Co., Ltd. (Building Materials)*	2,426,000	11,673,916
China Communications Construction Co., Ltd. - Class H (Engineering & Construction)	13,955,000	13,592,570
China Insurance International Holdings Co., Ltd. (Insurance)	4,203,000	5,350,375
China Mobile Ltd. - Sponsored ADR (Communications)	598,461	26,912,791
China Resources Enterprise (Financial Services)	8,584,000	12,362,287
Hengan International Group Co., Ltd. (Health Care Providers & Services)	6,239,000	20,757,514
Jiangsu Expressway Co., Ltd. - Class H (Commercial Services & Supplies)	22,154,000	15,651,531
Shandong Weigao Group Medical Polymer Co., Ltd. (Medical Supplies)	856,300	1,456,777
		107,757,761
Colombia — 1.0%
BanColombia SA - Sponsored ADR (Banks)	404,000	8,455,720

Czech Republic — 1.6%
CEZ (Electric Utilities)	421,100	14,590,933

Egypt — 0.7%
Orascom Construction Industries - GDR, Reg. S (Commercial Services & Supplies)	141,918	5,780,092

Greece — 0.8%
Coca Cola Hellenic Bottling Co. SA (Beverages, Food & Tobacco)*	519,900	7,098,913

Hungary — 0.5%
Richter Gedeon Nyrt (Pharmaceuticals)	39,800	4,543,285

See Notes to Financial Statements

	Shares	Value (1)
India — 8.9%
Axis Bank Ltd. (Banks)	886,000	$7,745,971
Bharti Airtel-Ventures Ltd. (Communications)*	2,042,608	26,199,013
HDFC Bank Ltd. - ADR (Banks)	290,797	16,767,355
Hindustan Unilever Ltd. (Household Products)	2,592,000	13,815,540
NTPC Ltd. (Electric Utilities)	3,732,500	14,368,024
		78,895,903
Indonesia — 2.4%
PT Bank Rakyat Indonesia (Banks)	22,202,500	8,663,613
PT Bumi Resources Tbk (Coal)	11,382,000	491,988
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	560,550	12,281,650
		21,437,251
Israel — 3.5%
Israel Chemicals Ltd. (Chemicals)	1,739,900	11,853,769
Teva Pharmaceutical Industries Ltd. - Sponsored ADR (Pharmaceuticals)	458,100	18,988,245
		30,842,014
Luxembourg — 1.1%
Millicom International Cellular SA (Communications)	256,400	10,040,624

Malaysia — 1.4%
Public Bank berhad (Banks)	4,912,000	11,714,965
Public Bank berhad (Banks)	221,900	538,579
		12,253,544
Mexico — 5.8%
America Movil SA de CV, Series L - ADR (Communications)	640,400	18,257,804
Grupo Financiero Banorte SA de CV, Class O (Financial Services)	5,559,540	7,325,113
Grupo Televisa SA - Sponsored ADR (Media)	439,000	6,141,610
Urbi Desarrollos Urbanos SA de CV (Home Construction, Furnishings & Appliances)*	6,055,700	6,217,005
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	631,307	13,068,055
		51,009,587
Peru — 1.1%
Credicorp Ltd. (Banks)	236,000	9,746,800

Philippines — 0.6%
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	123,115	5,447,839

Poland — 1.1%
Bank Pekao SA (Banks)#	184,000	5,712,521
Central European Distribution Corp. (Beverages, Food & Tobacco)*	367,900	4,451,590
		10,164,111

See Notes to Financial Statements

	Shares	Value (1)
Russia — 3.6%
Lukoil - Sponsored ADR (Oil & Gas)	229,394	$7,517,241
OAO Gazprom - Sponsored ADR (Oil & Gas)	1,408,785	18,288,038
Sberbank of Russia (Banks)	8,395,758	3,892,744
X 5 Retail Group NV - GDR, Reg. S (Food Retailers)*	368,585	2,494,348
		32,192,371
South Africa — 8.7%
Impala Platinum Holdings Ltd. (Metals & Mining)	1,280,416	14,707,425
MTN Group Ltd. (Communications)	1,936,300	18,394,803
Murray & Roberts Holdings Ltd. (Building Materials)	943,000	3,947,299
Pretoria Portland Cement Co., Ltd. (Building Materials)	1,194,950	3,437,585
SABMiller plc (Beverages, Food & Tobacco)	704,700	11,292,783
Sasol Ltd. (Oil & Gas)	706,820	18,889,931
Standard Bank Group Ltd. (Banks)	1,000,000	6,907,830
		77,577,656
South Korea — 10.1%
Hankook Tire Co., Ltd. (Automotive)	1,047,400	9,910,813
KB Financial Group Inc. - ADR (Banks)*	266,428	6,889,828
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	146,720	25,646,569
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)	51,559	5,594,952
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	177,800	21,038,899
Shinsegae Co., Ltd. (Retailers)	28,200	8,974,614
Taewoong Co., Ltd. (Metals & Mining)	180,000	11,661,678
		89,717,353
Taiwan — 6.3%
Delta Electronics (Electrical Equipment)	10,147,227	16,040,203
MediaTek Inc. (Semiconductors)	1,787,150	12,903,300
Synnex Technology International Corp. (Electronics)	11,635,500	13,100,403
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	11,528,279	13,931,983
		55,975,889
Thailand — 2.7%
PTT Exploration & Production plc (Oil & Gas)	3,158,200	8,677,923
Siam Commercial Bank-Alien (Banks)	10,015,500	14,895,067
		23,572,990
Turkey — 1.9%
Haci Omer Sabanci Holding AS (Financial Services)	4,776,900	9,068,235
Turkiye Is Bankasi (Banks)	3,323,698	7,339,006
		16,407,241

See Notes to Financial Statements

	Shares	Value (1)
United Kingdom — 1.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,745,200	$9,034,528

Total Common Stocks (Cost $1,074,904,458)		843,569,654

Preferred Stocks — 0.5%

Russia — 0.5%
Transneft (Oil & Gas)	24,100	4,197,972

Total Preferred Stocks (Cost $7,247,236)		4,197,972

Total Investments — 95.6% (Cost $1,082,151,694)		$847,767,626
Other Assets Less Liabilities — 4.4%		39,152,260

Net Assets — 100.00%		$886,919,886

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Banks	5.4%
Beverages, Food & Tobacco	14.0
Chemicals	5.3
Commercial Services & Supplies	7.7
Communications	5.4
Computer Software & Processing	3.0
Cosmetics & Personal Care	2.2
Electrical Equipment	8.8
Electronics	2.3
Financial Services	1.1
Health Care Providers & Services	1.5
Heavy Machinery	1.7
Holding Companies-Diversified	2.0
Insurance	2.5
Machinery - Diversified	2.8
Media	1.9
Medical Supplies	8.4
Oil & Gas	10.5
Oil & Gas Services	1.7
Pharmaceuticals	3.8
Real Estate	1.1
Retailers	1.9
Semiconductors	1.7
Total Investments	96.7
Other Assets Less Liabilities	3.3
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 95.6%

Australia — 2.7%
Cochlear Ltd. (Medical Supplies)	129,810	$4,823,779

Austria — 1.1%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	136,020	2,050,496

Bermuda — 2.6%
Bunge Ltd. (Beverages, Food & Tobacco)	109,780	4,713,953

Canada — 3.9%
EnCana Corp. (Oil & Gas)	72,782	3,227,154
Imperial Oil Ltd. (Oil & Gas)	120,290	3,813,193
		7,040,347

Finland — 1.6%
Nokia Oyj - Sponsored ADR (Communications)	240,700	2,953,389

France — 13.9%
Air Liquide (Chemicals)	82,102	5,983,661
Dassault Systemes SA (Computer Software & Processing)	144,700	5,476,578
L’Oreal SA (Cosmetics & Personal Care)	59,470	3,957,312
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	53,930	2,948,531
Schlumberger Ltd. (Oil & Gas Services)	73,200	2,987,292
Schneider Electric SA (Electrical Equipment)	56,450	3,590,403
		24,943,777

Germany — 6.8%
Allianz SE (Insurance)	34,480	2,901,956
Fresenius AG (Health Care Providers & Services)	54,370	2,682,035
Qiagen NV (Commercial Services & Supplies)*	381,220	6,530,596
		12,114,587

Hong Kong — 2.9%
Hutchison Whampoa Ltd. (Commercial Services & Supplies)	459,000	2,341,194
Li & Fung Ltd. (Commercial Services & Supplies)	1,380,200	2,766,562
		5,107,756

Indonesia — 1.7%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	141,940	3,109,905

Japan — 15.2%
Fanuc Ltd. (Electrical Equipment)	59,400	3,523,844
Hoya Corp. (Electronics)	233,400	4,146,744
JSR Corp. (Chemicals)	284,200	3,442,305
Keyence Corp. (Electrical Equipment)	27,665	5,020,744

See Notes to Financial Statements

	Shares	Value (1)
Japan (continued)
Kubota Corp. (Machinery - Diversified)	934,300	$5,043,384
Nomura Holdings Inc. (Financial Services)	305,500	1,967,708
So-net M3 Inc. (Commercial Services & Supplies)	589	2,146,657
Sumitomo Realty & Development Co., Ltd. (Real Estate)	168,000	1,924,263
		27,215,649

Malaysia — 2.0%
Sime Darby Berhad (Holding Companies-Diversified)	2,339,810	3,537,765

Mexico — 3.9%
America Movil SA de CV, Series L - ADR (Communications)	126,600	3,609,366
Wal-Mart de Mexico SA de CV - Sponsored ADR (Retailers)	162,120	3,355,884
		6,965,250

Poland — 0.8%
Bank Pekao SA - GDR, Reg. S (Banks)#	47,560	1,488,277

Russia — 1.9%
OAO Gazprom - Sponsored ADR (Oil & Gas)	257,570	3,343,626

Singapore — 1.8%
DBS Group Holdings Ltd. (Banks)	262,083	1,513,064
Olam International Ltd. (Beverages, Food & Tobacco)	2,033,900	1,632,674
		3,145,738

South Africa — 2.2%
Sasol Ltd. (Oil & Gas)	146,920	3,926,472

South Korea — 1.8%
Samsung Electronics Co., Ltd., GDR, Reg S - GDR (Semiconductors)144A	17,920	3,132,405

Sweden — 2.2%
Atlas Copco AB - Class A (Heavy Machinery)	464,600	3,128,099
Skandinaviska Enskilda Banken AB, Class A (Banks)	209,200	891,189
		4,019,288

Switzerland — 12.9%
Alcon Inc. (Medical Supplies)	44,070	3,774,155
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	186,650	6,430,092
Roche Holding AG - Genusschein (Pharmaceuticals)	48,750	6,854,549
Swiss Re - Registered (Insurance)	58,650	1,558,402
Synthes Inc. (Medical Supplies)	36,920	4,459,802
		23,077,000

Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. (Electrical Equipment)	2,982,713	3,604,624

See Notes to Financial Statements

	Shares	Value (1)
United Kingdom — 11.7%
BG Group plc (Oil & Gas)	325,980	$4,499,737
Standard Chartered plc (Banks)	299,810	3,795,580
Tesco plc (Beverages, Food & Tobacco)	1,143,480	5,922,243
Unilever plc (Beverages, Food & Tobacco)	152,425	3,357,528
WPP plc (Media)	607,220	3,427,348
		21,002,436

Total Common Stocks (Cost $201,685,622)		171,316,519

Preferred Stocks — 1.1%

Germany — 1.1%
Fresenius AG (Medical Supplies)	35,080	1,944,494

Total Preferred Stocks (Cost $2,528,984)		1,944,494

Total Investments — 96.7% (Cost $204,214,606)		$173,261,013
Other Assets Less Liabilities — 3.3%		5,837,139

Net Assets — 100.00%		$179,098,152

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
144A

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.8% of net assets as of January 31, 2009, is considered liquid and may be resold in transactions exempt form registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Apparel	1.4%
Banks	3.3
Beverages, Food & Tobacco	5.9
Biotechnology	4.6
Chemicals	4.4
Commercial Services & Supplies	5.2
Communications	7.6
Computer Software & Processing	5.0
Cosmetics & Personal Care	4.2
Electrical Equipment	6.1
Financial Services	1.8
Gold and Silver Ores	0.7
Health Care Providers & Services	1.0
Holding Companies-Diversified	2.6
Insurance	0.5
Internet	5.4
Leisure Time	0.9
Media	0.9
Medical Supplies	6.9
Miscellaneous Manufacturing	2.3
Office/Business Equip	0.9
Oil & Gas	8.0
Oil & Gas Services	1.4
Pharmaceuticals	9.7
Real Estate	1.1
Retailers	4.1
Semiconductors	1.0
Total Investments	96.9
Other Assets Less Liabilities	3.1
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 96.9%

Australia — 2.9%
Cochlear Ltd. (Medical Supplies)	15,130	$562,235
Rio Tinto Ltd. (Gold and Silver Ores)	6,750	175,592
		737,827
Austria — 0.4%
Erste Bank der Oesterreichischen Sparkassen AG (Banks)	7,200	108,540

Bermuda — 2.6%
Bunge Ltd. (Beverages, Food & Tobacco)	15,620	670,723

Canada — 2.3%
EnCana Corp. (Oil & Gas)	13,590	602,581

China — 1.5%
China Merchants Holdings International Co., Ltd. (Holding Companies-Diversified)	216,000	382,524

Denmark — 1.2%
Novo Nordisk A/S, Series B (Pharmaceuticals)	5,900	314,825

France — 7.0%
Air Liquide (Chemicals)	5,229	381,094
Dassault Systemes SA (Computer Software & Processing)	7,950	300,890
L’Oreal SA (Cosmetics & Personal Care)	8,260	549,645
LVMH Moet Hennessy Louis Vuitton SA (Beverages, Food & Tobacco)	3,884	212,351
Schlumberger Ltd. (Oil & Gas Services)	8,690	354,639
		1,798,619
Germany — 3.6%
Fresenius AG (Health Care Providers & Services)	5,370	264,898
Qiagen NV (Commercial Services & Supplies)*	22,278	381,640
SAP AG - Sponsored ADR (Computer Software & Processing)	7,780	275,256
		921,794
Hong Kong — 1.9%
Li & Fung Ltd. (Commercial Services & Supplies)	245,800	492,697

Indonesia — 1.1%
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	12,980	284,392

Japan — 8.5%
Canon Inc. - Sponsored ADR (Office/Business Equip)	8,700	234,552
Fanuc Ltd. (Electrical Equipment)	3,900	231,363
JSR Corp. (Chemicals)	21,200	256,780
Keyence Corp. (Electrical Equipment)	3,460	627,933
Nomura Holdings Inc. (Financial Services)	37,000	238,315

See Notes to Financial Statements

	Shares	Value (1)
Japan (continued)
So-net M3 Inc. (Commercial Services & Supplies)	85	$309,789
Sumitomo Realty & Development Co., Ltd. (Real Estate)	25,000	286,349
		2,185,081
Malaysia — 1.1%
Sime Darby Berhad (Holding Companies-Diversified)	180,157	272,395

Mexico — 1.4%
America Movil SA de CV, Series L - ADR (Communications)	12,900	367,779

Russia — 1.8%
OAO Gazprom - Sponsored ADR (Oil & Gas)	36,200	469,928

Singapore — 2.3%
Olam International Ltd. (Beverages, Food & Tobacco)	734,100	589,284

South Africa — 1.5%
Sasol Ltd. (Oil & Gas)	14,530	388,318

Switzerland — 6.8%
Nestle SA - Sponsored ADR (Beverages, Food & Tobacco)	1,585	54,603
Novartis AG - Registered (Pharmaceuticals)	8,020	331,846
Roche Holding AG - Genusschein (Pharmaceuticals)	2,600	365,576
Sonova Holding AG (Medical Supplies)	4,880	236,960
Swiss Re - Registered (Insurance)	5,100	135,513
Synthes Inc. (Medical Supplies)	5,290	639,013
		1,763,511
Taiwan — 1.0%
MediaTek Inc. (Semiconductors)	36,410	262,882

United Kingdom — 4.0%
Carnival plc - ADR (Leisure Time)	12,100	218,405
RPS Group plc (Commercial Services & Supplies)	75,300	148,201
Standard Chartered plc (Banks)	33,200	420,310
WPP plc (Media)	42,270	238,586
		1,025,502
United States — 44.0%
3M Co. (Miscellaneous Manufacturing)	11,070	595,455
Abbott Laboratories (Pharmaceuticals)	16,300	903,672
Charles Schwab Corp. (Financial Services)	16,900	229,671
Cisco Systems Inc. (Communications)*	53,615	802,617
Coach Inc. (Apparel)*	25,200	367,920
Colgate-Palmolive Co. (Cosmetics & Personal Care)	8,250	536,580
eBay Inc. (Internet)*	19,900	239,198

See Notes to Financial Statements

	Shares	Value (1)
United States (continued)
Electronic Arts Inc. (Computer Software & Processing)*	14,260	$220,174
Emerson Electric Co. (Electrical Equipment)	21,470	702,069
Exxon Mobil Corp. (Oil & Gas)	7,890	603,427
Genentech Inc. (Biotechnology)*	7,840	636,922
Genzyme Corp. (Biotechnology)*	8,100	558,252
Google Inc. - Class A (Internet)*	1,837	621,880
Medco Health Solutions Inc. (Pharmaceuticals)*	12,768	573,666
Medtronic Inc. (Medical Supplies)	10,100	338,249
Oracle Corp. (Computer Software & Processing)*	29,610	498,336
Praxair Inc. (Chemicals)	7,920	493,099
Qualcomm Inc. (Communications)	14,250	492,338
Staples Inc. (Retailers)	14,210	226,507
Walgreen Co. (Retailers)	30,550	837,376
Wells Fargo & Co. (Banks)	17,350	327,915
Yahoo! Inc. (Internet)*	45,000	527,850
		11,333,173
Total Common Stocks (Cost $28,931,085)		24,972,375

Total Investments — 96.9% (Cost $28,931,085)		$24,972,375
Other Assets Less Liabilities — 3.1%		801,480

Net Assets — 100.00%		$25,773,855

Summary of Abbreviations

ADR	American Depository Receipt
(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Automotive	3.6%
Banks	1.5
Beverages, Food & Tobacco	6.3
Chemicals	11.3
Commercial Services & Supplies	8.5
Communications	0.6
Computers & Information	2.2
Cosmetics & Personal Care	2.9
Electrical Equipment	14.5
Environmental Controls	1.1
Financial Services	4.2
Forest Products & Paper	0.1
Gas	1.5
Heavy Machinery	5.0
Industrial - Diversified	4.8
Insurance	3.4
Machinery - Diversified	1.3
Media	1.7
Medical Supplies	7.2
Metals & Mining	0.3
Oil & Gas Services	1.1
Packaging & Containers	1.2
Pharmaceuticals	6.0
Retailers	4.3
Semiconductors	1.0
Textiles & Apparel	1.5
Total Investments	97.1
Other Assets Less Liabilities	2.9
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 96.2%

Australia — 2.8%
Bradken Ltd. (Heavy Machinery)	10,700	$16,286
Great Southern Ltd. (Forest Products & Paper)	36,927	3,462
Imdex Ltd. (Metals & Mining)	43,430	7,322
SAI Global Ltd. (Media)	26,800	43,189
		70,259
Austria — 2.6%
BWT AG (Environmental Controls)	1,986	28,819
Semperit AG Holding (Industrial - Diversified)	1,760	36,022
		64,841
Belgium — 0.9%
Sioen Industries NV (Textiles & Apparel)	4,760	21,941

Canada — 2.8%
GLV, Inc. - Class A (Machinery - Diversified)	5,400	33,600
Laurentian Bank of Canada (Banks)	1,600	37,930
		71,530
China — 3.6%
Changmao Biochemical Engineering Co., Ltd. - Class H (Chemicals)	456,000	42,289
Chen Hsong Holdings Ltd. (Heavy Machinery)	112,000	19,864
Dalian Refrigeration Co., Ltd. (Electrical Equipment)	76,000	30,488
		92,641
Denmark — 2.9%
NKT Holding A/S (Industrial - Diversified)	1,450	30,134
Topsil Semiconductor Materials (Electrical Equipment)	280,000	43,974
		74,108
Finland — 2.6%
Vacon Oyj (Electrical Equipment)	1,437	30,031
Vaisala Oyj, Class A (Electrical Equipment)	1,273	35,970
		66,001
France — 5.6%
Boiron SA (Pharmaceuticals)	2,628	73,348
Robertet SA (Cosmetics & Personal Care)	340	33,066
Rubis (Gas)	660	36,906
		143,320
Germany — 5.3%
Bijou Brigitte Modische Accessoires AG (Retailers)	482	47,726
Carl Zeiss Meditec AG (Medical Supplies)	3,570	42,469

See Notes to Financial Statements

	Shares	Value (1)
Germany (continued)
Drillisch AG (Communications)	10,510	$15,284
Gerresheimer AG (Packaging & Containers)*	1,420	29,036
		134,515
Hong Kong — 3.4%
Pico Far East Holdings Ltd. (Commercial Services & Supplies)	224,000	13,503
Top Form International Ltd. (Textiles & Apparel)	540,000	16,981
Wasion Meters Group Ltd. (Electrical Equipment)	116,000	29,905
Yip’s Chemical Holdings Ltd. (Chemicals)	100,000	25,748
		86,137
Ireland — 1.0%
FBD Holdings plc (Insurance)	2,530	25,915

Italy — 5.4%
Cembre S.p.A (Electrical Equipment)	7,580	30,943
Marr S.p.A (Commercial Services & Supplies)	6,163	41,743
SABAF S.p.A (Electrical Equipment)	1,966	30,544
Sol S.p.A (Chemicals)	9,141	33,305
		136,535
Japan — 22.8%
AISAN INDUSTRY Co., Ltd. (Automotive)	5,400	23,926
Asahi Diamond Industrial Co., Ltd. (Electrical Equipment)	9,000	45,428
ASKUL Corp. (Retailers)	3,000	62,428
C. Uyemura & Co., Ltd. (Chemicals)	1,300	27,980
Fidec Corp. (Financial Services)	50	2,769
LINTEC Corp. (Chemicals)	4,100	51,079
MIURA Co., Ltd. (Heavy Machinery)	2,700	61,800
NAKANISHI Inc. (Medical Supplies)	600	38,071
Pasona Inc. (Commercial Services & Supplies)	53	24,843
PIGEON Corp. (Cosmetics & Personal Care)	1,600	39,982
Stella Chemifa Corp. (Chemicals)	2,800	56,603
TSUMURA & Co. (Pharmaceuticals)	1,500	49,311
VIC TOKAI Corp. (Computers & Information)	8,000	55,783
Yamatake Corp. (Electrical Equipment)	2,200	40,065
		580,068
Malaysia — 5.6%
MNRB Holdings Berhad (Insurance)	70,600	59,445
Supermax Corp. Berhad (Industrial - Diversified)	104,200	27,014
United Plantations Berhad (Beverages, Food & Tobacco)	20,700	57,143
		143,602

See Notes to Financial Statements

	Shares	Value (1)
Netherlands — 2.5%
Brunel International (Commercial Services & Supplies)	2,527	$30,025
Kas Bank NV (Financial Services)	2,738	32,387
		62,412
New Zealand — 1.7%
Sanford Ltd. (Beverages, Food & Tobacco)	16,253	44,165

Singapore — 2.8%
Goodpack Ltd. (Commercial Services & Supplies)	55,000	28,676
KS Energy Services Ltd. (Oil & Gas Services)	58,000	28,523
Tat Hong Holdings Ltd. (Commercial Services & Supplies)	36,000	14,277
		71,476
South Korea — 3.2%
Choong Ang Vaccine Laboratory (Pharmaceuticals)	6,230	29,891
Han Kuk Carbon Co., Ltd. (Chemicals)	13,100	50,585
		80,476
Spain — 1.1%
Construcciones y Auxiliar de Ferrocarriles SA (Heavy Machinery)	106	29,037

Sweden — 2.6%
KABE Husvagnar AB, Class B (Industrial - Diversified)	4,200	14,539
Mekonomen AB (Automotive)	3,200	31,311
Studsvik AB (Commercial Services & Supplies)	3,000	19,690
		65,540
Switzerland — 1.1%
Lem Holding SA (Electrical Equipment)	246	29,159

Taiwan — 3.9%
K Laser Technology, Inc. (Electrical Equipment)	75,723	22,393
Nak Sealing Technologies Corp. (Automotive)	56,000	37,232
Taiwan Paiho Ltd. (Industrial - Diversified)	60,390	14,565
Youngtek Electronic Corp. (Semiconductors)	26,250	25,010
		99,200
Thailand — 1.3%
Khon Kaen Sugar Industry plc (Beverages, Food & Tobacco)	193,800	33,533

United Kingdom — 8.7%
Corin Group plc (Medical Supplies)	56,237	44,014
Hamworthy KSE (Commercial Services & Supplies)	6,652	20,258
PayPoint plc (Financial Services)	4,397	28,496
Rathbone Brothers plc (Financial Services)	4,030	42,583
Robert Wiseman Dairies plc (Beverages, Food & Tobacco)	5,551	26,381

See Notes to Financial Statements

	Shares	Value (1)
United Kingdom (continued)
RPS Group plc (Commercial Services & Supplies)	11,326	$22,291
Synergy Healthcare plc (Medical Supplies)	6,313	36,574
		220,597
Total Common Stocks (Cost $5,101,022)		2,447,008

Preferred Stocks — 0.9%

Germany — 0.9%
Draegerwerk AG (Medical Supplies)	902	22,940
Total Preferred Stocks (Cost $77,783)		22,940

Warrant — 0.0%

Singapore — 0.0%
Tat Hong Holdings Ltd., Issued by Tat Hong Holdings Ltd., Expires 08/02/2013 (Commercial Services & Supplies)	3,600	72

Total Investments — 97.1% (Cost $5,178,805)		$2,470,020
Other Assets Less Liabilities — 2.9%		74,028

Net Assets — 100.00%		$2,544,048

Summary of Abbreviations

(1)	See Note 2 to Financial Statements.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Fund

Schedule of Investments

January 31, 2009 (unaudited)

Industry	Percentage of Net Assets
Agriculture	1.1%
Airlines	1.5
Banks	20.0
Beverages, Food & Tobacco	7.9
Building Materials	7.7
Chemicals	0.3
Communications	17.2
Electrical Equipment	1.9
Engineering & Construction	2.0
Entertainment	0.5
Financial Services	0.5
Food	1.7
Heavy Machinery	0.5
Holding Companies-Diversified	3.7
Industrial - Diversified	4.6
Internet	1.2
Investment Companies	1.0
Iron & Steel	0.1
Leisure Time	1.4
Lodging	1.3
Media	4.2
Metals & Mining	0.7
Oil & Gas	5.4
Pharmaceuticals	5.5
Real Estate	2.4
Transportation	1.9
Total Investments	96.2
Other Assets Less Liabilities	3.8
Net Assets	100.0%

See Notes to Financial Statements

	Shares	Value (1)
Common Stocks — 96.2%

Argentina — 2.4%
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	8	$24
Molinos Rio De La Plata SA (Beverages, Food & Tobacco)	32,790	97,838
		97,862
Bangladesh — 5.3%
Lafarge Surma Cement Ltd. (Building Materials)*	10,100	74,652
Square Pharmaceuticals Ltd. (Pharmaceuticals)*	3,388	144,457
		219,109
Colombia — 3.5%
BanColombia SA - Sponsored ADR (Banks)	2,830	59,232
Cementos Argos SA - Sponsored ADR (Building Materials)#	3,100	44,675
Suramericana de Inversiones SA - Sponsored ADR (Investment Companies)#	3,300	42,544
		146,451
Croatia — 3.3%
Atlantic Grupa (Beverages, Food & Tobacco)	880	68,218
Ericsson Nikola Tesla (Communications)	361	70,433
		138,651
Democratic Republic of Congo — 0.1%
Katanga Mining Ltd. (Metals & Mining)*	9,900	3,149

Egypt — 5.6%
Elswedy Cables Holdings Co. (Electrical Equipment)*	8,393	79,644
Orascom Construction Industries - GDR, Reg. S (Engineering & Construction)	2,040	83,086
Orascom Telecom Holding SAE - GDR (Communications)	3,466	70,354
		233,084
Estonia — 1.2%
Olympic Entertainment Group (Entertainment)	27,770	20,978
Tallink Group Ltd. (Transportation)*	68,740	29,045
		50,023
Ghana — 1.2%
Ghana Commercial Bank (Banks)*	68,600	50,161

Indonesia — 4.1%
PT Bank Rakyat Indonesia (Banks)	231,000	90,138
PT Telekomunikasi Indonesia - Sponsored ADR (Communications)	3,620	79,314
		169,452

See Notes to Financial Statements

	Shares	Value (1)
Kazakhstan — 3.0%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg. S (Banks)	14,100	$32,736
Kazakhstan Kagazy plc - GDR, Reg. S (Industrial - Diversified)#,*	93,020	26,046
KazMunaiGas Exploration Production - GDR (Oil & Gas)	3,650	46,252
Steppe Cement Ltd. (Building Materials)*	31,250	19,109
		124,143
Kenya — 11.7%
Accesskenya (Internet)	187,000	48,716
East African Breweries Ltd. (Beverages, Food & Tobacco)	44,000	75,129
Equity Bank Ltd. (Banks)	38,000	74,426
Kenya Airways Ltd. (Airlines)	172,500	60,099
Kenya Oil Co., Ltd. (Oil & Gas)	67,900	46,886
Nation Media Group (Media)	66,400	116,710
Safaricom Ltd. (Communications)*	1,642,100	64,942
		486,908
Lebanon — 1.3%
SOLIDERE - GDR, Reg. S (Real Estate)	3,500	52,500

Lithuania — 1.5%
Teo Lt AB (Communications)	131,040	61,713

Mauritius — 3.9%
Mauritius Commercial Bank (Banks)	31,400	107,684
Sun Resorts Ltd. - Class A (Lodging)	42,340	52,684
		160,368
Morocco — 6.2%
Douja Prom Addoha (Real Estate)	4,620	46,439
Managem (Metals & Mining)	1,522	25,674
Maroc Telecom (Communications)	5,870	99,097
Ona SA (Industrial - Diversified)	625	84,847
		256,057
Nigeria — 5.9%
Benue Cement Co., plc (Building Materials)	274,690	32,316
Dangote Sugar Refinery plc (Agriculture)	499,530	33,851
Diamond Bank plc (Banks)	1,062,578	29,574
First Bank of Nigeria plc (Banks)	670,900	64,857
UAC of Nigeria plc (Holding Companies-Diversified)	345,880	57,852
W.a. Portland Co. (Building Materials)	322,860	27,956
		246,406
Pakistan — 1.6%
Engro Chemical Ltd. (Chemicals)#	5,400	8,225
MCB Bank Ltd. (Banks)#	11,500	13,732
Pakistan Petroleum Ltd. (Oil & Gas)#	22,550	42,460
		64,417

See Notes to Financial Statements

	Shares	Value (1)
Peru — 1.5%
Cementos Lima (Building Materials)	3,212	$22,207
Credicorp Ltd. (Financial Services)	500	20,650
Ferreyros SA (Heavy Machinery)	30,429	19,317
		62,174
Philippines — 2.7%
International Container Term Services Inc. (Transportation)	222,000	49,993
Philippine Long Distance Telephone Co. - Sponsored ADR (Communications)	1,420	62,835
		112,828
Poland — 0.1%
Ciech SA (Chemicals)	588	4,033

Romania — 1.9%
Albalact SA (Beverages, Food & Tobacco)*	636,200	33,194
Banca Transilvania (Banks)#,*	77,890	18,346
SNP Petrom SA (Oil & Gas)	535,400	26,818
		78,358
Senegal — 1.7%
Sonatel (Communications)	290	71,890

Thailand — 9.7%
Home Product Center plc (Building Materials)	548,900	53,375
Major Cineplex Group (Media)	274,800	58,552
Minor International plc (Leisure Time)	283,000	58,275
PTT Exploration & Production plc (Oil & Gas)	22,400	61,550
Siam Commercial Bank-Alien (Banks)	81,200	120,761
Thai Vegetable Oil plc (Beverages, Food & Tobacco)	172,600	48,623
		401,136
Trinidad And Tobago — 5.0%
Neal & Massy Holdings Ltd. (Industrial - Diversified)	9,900	78,630
Republic Bank Ltd. (Banks)	6,250	86,244
Trinidad Cement Ltd. (Building Materials)	60,000	43,611
		208,485
Turkey — 9.2%
BIM Birlesik Magazalar AS (Food)	3,260	69,525
Haci Omer Sabanci Holding AS (Holding Companies-Diversified)	50,800	96,436
Turkcell Iletisim Hizmet AS - ADR (Communications)	10,200	134,334
Turkiye Is Bankasi (Banks)	37,000	81,699
		381,994

See Notes to Financial Statements

	Shares	Value (1)
Ukraine — 0.6%
Astarta Holding N.V. (Beverages, Food & Tobacco)*	2,510	$5,870
Ferrexpo plc (Iron & Steel)	8,320	5,953
Kernel Holding SA (Agriculture)*	2,600	11,486
		23,309
United Kingdom — 2.0%
Hikma Pharmaceuticals plc (Pharmaceuticals)	16,350	84,640

Total Common Stocks (Cost $7,778,195)		3,989,301

Total Investments — 96.2% (Cost $7,778,195)		$3,989,301
Other Assets Less Liabilities — 3.8%		156,720

Net Assets — 100.00%		$4,146,021

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
(1)	See Note 2 to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2009 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of January 31, 2009: Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), International Equity Portfolio (“International Equity”); Global Equity Portfolio (“Global Equity”); International Small Companies Portfolio (“International Small Companies”) and Frontier Emerging Markets (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Institutional Emerging Markets and Emerging Markets Portfolios - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

Institutional Emerging Markets commenced operations on October 17, 2005. Emerging Markets commenced operations on November 9, 1998. International Equity commenced operations on October 31, 1996 after acquiring the net assets of Harding, Loevner Management, L.P.’s AMT Capital Fund, Inc’s International Equity Portfolio for which Harding, Loevner Management L.P. had served as sub-advisor. Effective August 5, 2005, International Equity launched the Investor Class shares and converted existing converted existing shareholders to the Institutional Class. Investor Class of International Equity commenced operations on September 30, 2005. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Investor Class of International Small Companies commenced operations on March 26, 2007. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008.

The Fund is managed by Harding Loevner LLC (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies.  The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

All investments in the Portfolios are valued daily at their market prices, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are fair valued by the Board or its delegate in accordance with the Procedures, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. If a significant event occurs after the close of trading but before the calculation of the Portfolio’s net asset value and such significant event has a material impact on the Portfolio’s net asset value per share (i.e. more than $0.01 per share), then the security may be fair valued in accordance with the Procedures. As of January 31, 2009, there were four securities in the Portfolios which required valuation by the Board or its delegate. The Fund has implemented additional fair value pricing on a daily basis for all foreign equity securities held by the Portfolios. The fair value pricing utilizes quantitative models developed by an independent pricing service unless the Fund determines that use of another additional fair valuation methodology is appropriate.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments:

Investments in Securities

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total
Emerging Markets	$354,431,586	$493,336,040	$—	$847,767,626
Frontier Emerging Markets Fund	2,820,018	1,143,237	26,046	3,989,301
Global Equity Portfolio	14,396,103	10,576,272	—	24,972,375
Institutional Emerging Markets	50,995,389	71,423,242	—	122,418,631
International Equity	37,974,384	135,286,629	—	173,261,013
International Small Companies	131,050	2,338,970	—	2,470,020

Following is a reconciliation of investments for the Frontier Emerging Markets Fund in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Level 3
Securities
Balance as of 10/31/08	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/depreciation	(4,560)
Net purchases (sales)	21,053
Net transfers in and/or out of Level 3	9,553
Balance as of 1/31/09	$26,046

Net change in unrealized appreciation/(depreciation) from investments still held as of 1/31/09	$(4,560)

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Securities Lending

Each Portfolio is authorized to lend securities from its investment portfolio to banks, brokers and other financial institutions if it receives collateral in cash, U.S. Government securities or other liquid investments which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned domestic securities (including ADRs) and 105% of loaned foreign securities. The loans will be terminable at any time by the Fund. During the period of such a loan, the Portfolio receives an agreed upon portion of the income on the loaned securities and/or a loan fee and may thereby increase its total return. A Portfolio continues to receive interest or dividends on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is collateralized with securities rather than cash. However, the Portfolio normally pays lending fees and related expenses from the interest or dividends earned on invested collateral. Although the Fund is indemnified by the securities lending agent, should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. However, loans are made only to borrowers deemed to be in good financial standing by the lending agent based on its ongoing review of such borrowers and are recommended to and approved by the Board. The Portfolios may invest cash collateral they receive in connection with a loan of securities in short-term money market instruments, securities of the U.S. Government and its agencies and other high quality short-term debt instruments. For purposes of complying with the Portfolios’ investment policies and restrictions, collateral received in connection with securities loans will not be deemed an asset of a Portfolio unless otherwise required by law.  The Board has appointed State Street Bank and Trust Company as the lending agent for the Fund.  As of January 31, 2009, there were no securities on loan.

3. Investment Transactions

The cost of investments for federal income tax purposes and the components of net unrealized appreciation on investments at January 31, 2009, for each of the Portfolios were as follows:

Portfolio	Unrealized Appreciation	Unrealized Depreciation	Net	Cost
Institutional Emerging Markets	$1,332,547	$78,163,667	$(76,831,120)	$199,249,751
Emerging Markets	69,117,996	313,596,482	(244,478,486)	1,092,246,112
International Equity	26,357,857	57,775,867	(31,418,010)	204,679,023
Global Equity	2,565,254	6,575,440	(4,010,186)	28,982,561
International Small Companies	44,807	2,753,592	(2,708,785)	5,178,805
Frontier Emerging Markets	27,129	3,816,023	(3,788,894)	7,778,195

There was no unrealized appreciation (depreciation) on foreign currency for the Funds ended January 31, 2009.

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on January 31, 2009.

5. Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio may engage in repurchase transactions with parties selected on the basis of such party’s creditworthiness.  Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which International Equity Portfolio, Emerging Markets Portfolio, Institutional Emerging Markets Portfolio, Global Equity Portfolio, International Small Companies Portfolio and Frontier Emerging Markets Portfolio are authorized to invest.

7. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for, their effect on the Funds’ financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)          The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President

Date:	March 30, 2009

By:	/s/ Puran Dulani
Puran Dulani,
Treasurer and Chief Financial Officer

Date:	March 30, 2009